Organization and Principal Activities - reconciliation of cash, cash equivalents and restricted cash reported (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 34,122	$ 2,184		$ 4,338
Restricted cash	1,004
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 35,126	$ 2,184	$ 6,825	$ 4,338	$ 4,839	$ 55,495